Income Taxes - Significant Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets and liabilities
Statutory rate (as a percent)	21.00%	21.00%	21.00%
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$ 2,274	$ 2,386
Net unrealized losses on Available-for-Sale securities	244	0
Other	29	14
Gross deferred income tax assets	2,547	2,400
Valuation allowance	30	11
Total deferred income tax assets	2,517	2,389
Deferred income tax liabilities
Investment related	923	508
Deferred acquisition costs	409	438
Net unrealized gains on Available-for-Sale securities	0	308
Other	52	57
Gross deferred income tax liabilities	1,384	1,311
Net deferred income tax assets	$ 1,133	$ 1,078